SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			April 19, 2001
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	134

Form 13F Information Table Value Total:	873,672
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Abbott Lab.          Common         002824100   20,853    441,905 SOLE                395,005            46,900
ADC Telecomm. Inc.   Common         000886101   23,039  2,710,495 SOLE              2,443,395           267,100
AES Corporation      Common         00130H105   27,959    559,625 SOLE                502,150            57,475
Affymetrix, Inc.     Common         00826T108      272      9,775 SOLE                  8,800               975
Alpharma Inc.        Class A        020813101      480     14,650 SOLE                 13,200             1,450
Ambac Fin. Grp.      Common         023139108    4,666     73,568 SOLE                 72,743               825
Amer. Home Prod.     Common         026609107      767     13,050 SOLE                 12,850               200
Amer. Int'l Grp.     Common         026874107   12,347    153,382 SOLE                138,084            15,298
Amgen Inc.           Common         031162100      265      4,400 SOLE                  4,400                 0
Amphenol Corp.       Class A        032095101      210      6,675 SOLE                      0             6,675
AMR Corporation      Common         001765106      723     20,575 SOLE                 20,425               150
Analog Devices       Common         032654105    8,147    224,800 SOLE                201,925            22,875
Anchor BanCorp.      Common         032839102      278     20,000 SOLE                 20,000                 0
Applied Materials    Common         038222105      597     13,731 SOLE                 12,681             1,050
AT&T Corp.           Common         001957109   23,217  1,089,978 SOLE                986,837           103,141
AT&T Wireless        Common         001957406      406     21,150 SOLE                 18,950             2,200
AT&T Liberty Media   Class A Common 001957208   24,018  1,715,570 SOLE              1,556,538           159,032
Atmel Corporation    Common         049513104    9,071    924,400 SOLE                827,900            96,500
Automatic Data Proc. Common         053015103      991     18,220 SOLE                 17,855               365
Avon Products Inc.   Common         054303102   16,614    415,450 SOLE                371,575            43,875
B.J. Services        Common         055482103    1,570     22,050 SOLE                 10,625            11,425
Banc One Corp.       Common         059438101      363     10,043 SOLE                  9,693               350
Bank of America      Common         060505104      315      5,757 SOLE                  5,757                 0
Baxter Intl.         Common         071813109    1,448     15,383 SOLE                 14,533               850
Biogen Inc.          Common         090597105    9,135    144,285 SOLE                131,035            13,250
Biomet, Inc.         Common         090613100      398     10,112 SOLE                  9,087             1,025
BP Amoco             Sponsored ADR  055622104      260      5,238 SOLE                  4,978               260
Bristol Myers Squib  Common         110122108   31,073    523,118 SOLE                476,357            46,761
Brunswick Corp.      Common         117043109      300     15,275 SOLE                 13,750             1,525
CDW Computer Cntr.   Common         125129106    9,666    311,800 SOLE                281,600            30,200
Cabletron Systems    Common         126920107   15,427  1,195,900 SOLE              1,088,000           107,900
Cardinal Health Inc. Common         14149Y108   18,939    195,750 SOLE                176,575            19,175
Celgene Corp.        Common         151020104      273     10,925 SOLE                  9,850             1,075
Cendant Corp.        Common         151313103   24,553  1,682,839 SOLE              1,540,365           142,474
Ceridian Corp.       Common         15677T106      326     17,625 SOLE                 15,850             1,775
Cisco Systems        Common         17275R102      491     31,036 SOLE                 29,286             1,750
Citigroup Inc.       Common         172967101   25,765    572,800 SOLE                513,357            59,443
Coca Cola Co.        Common         191216100   15,616    345,785 SOLE                310,870            34,915
Comcast Corp.        Class A        200300101   18,580    443,050 SOLE                401,800            41,250
Computer Sciences    Common         205363104      446     13,775 SOLE                 13,675               100
Concord EFS Inc.     Common         206197105    1,341     33,150 SOLE                 32,175               975
D S T Systems        Common         233326107    1,596     33,125 SOLE                 30,950             2,175
Dell Computer Corp.  Common         247025109      371     14,450 SOLE                 14,250               200
DuPont E.I. De NemourCommon         263534109   11,904    292,474 SOLE                260,650            31,824
Dun & Bradstreet     Common         26483B106      989     41,975 SOLE                 39,625             2,350
Echo Lab, Inc.       Common         278865100      458     10,800 SOLE                  9,700             1,100
Elec.Data System      Common         285661104   14,334    256,600SOLE                229,850            26,750
EMC Corp.            Common         268648102   10,926    371,634 SOLE                337,300            34,334
Energizer Holding    Common         29266R108    2,719    108,770 SOLE                106,247             2,523
Enron Corp.          Common         293561106      227      3,900 SOLE                  3,900                 0
Expeditors Intl. WashCommon         302130109      284      5,625 SOLE                  5,050               575
Express Scripts      Class A        302182100      488      5,625 SOLE                  5,075               550
Exxon Mobil          Common         30231G102      333      4,108 SOLE                  4,108                 0
Fannie Mae           Common         313586109    3,989     50,110 SOLE                 48,391             1,719
First Data Corp.     Common         319963104    4,101     68,686 SOLE                 66,728             1,958
Fortune Brands       Common         349631101      716     20,825 SOLE                 19,200             1,625
General Electric     Common         369604103   41,624    994,362 SOLE                898,513            95,849
Glaxosmithkline PLC  ADS            37733W105      293      5,599 SOLE                  5,599                 0
Golden West Fin.     Common         381317106      623      9,600 SOLE                  8,650               950
H & R Block, Inc.    Common         093671105      242      4,825 SOLE                  4,350               475
Heinz, H.J. Co.      Common         423074103      207      5,150 SOLE                  5,150                 0
Home Depot Inc.      Common         437076102      410      9,524 SOLE                  9,224               300
Household Intl.      Common         441815107      296      5,000 SOLE                  5,000                 0
Hughes Electronics   Common         370442832   19,794  1,015,053 SOLE                907,003           108,050
IDEC Pharmaceuticals Common         449370105    7,496    187,400 SOLE                167,750            19,650
Incyte PharmaceuticalCommon         45337C102      309     20,100 SOLE                 18,100             2,000
Integrated Dev.Tech  Common         458118106      247      8,350 SOLE                  7,500               850
Intel Corp           Common         458140100   11,551    438,995 SOLE                402,176            36,819
Intl. Business Mach. Common         459200101      859      8,930 SOLE                  8,930                 0
Ivax Corporation     Common         465823102      326     10,350 SOLE                  9,300             1,050
Jabil Circuit,Inc.   Common         466313103      830     38,400 SOLE                 38,400                 0
Johnson & Johnson    Common         478160104      807      9,225 SOLE                  9,150                75
Jones Apparel Grp    Common         480074103      305      8,075 SOLE                  7,250               825
JP Morgan Chase Co   Common         46625H100      480     10,686 SOLE                 10,538               148
Kimberly Clark       Common         494368103    1,027     15,145 SOLE                 14,245               900
Kroger Co.           Common         501044101   23,199    899,545 SOLE                806,879            92,666
L 3 Communications   Common         502424104      249      3,150 SOLE                  2,825               325
Lauder, Estee Co.    Class A        518439104      361      9,925 SOLE                  9,925                 0
Lilly Eli & Co.      Common         532457108    1,858     24,241 SOLE                 23,841               400
Linear Tech Corp.    Common         535678106    1,277     31,100 SOLE                 30,650               450
Liz Clairborne,Inc   Common         539320101      294      6,250 SOLE                  5,650               600
M G I C Investment   Common         552848103      900     13,159 SOLE                 13,109                50
Marshall & Ilsley    Common         571834100      606     11,474 SOLE                 11,474                 0
MBNA Corporation     Common         55262L100   23,631    713,924 SOLE                642,924            71,000
Mc Donalds Corp.     Common         580135101   11,010    414,690 SOLE                373,025            41,665
Merck & Co. Inc.     Common         589331107    4,657     61,360 SOLE                 58,835             2,525
Metlife Inc.         Common         59156R108      207      6,900 SOLE                      0             6,900
Microsoft Corp.      Common         594918104   15,536    284,092 SOLE                260,967            23,125
Network Appliance    Common         64120L104      422     25,100 SOLE                 22,600             2,500
Nisource, Inc.       Common         65473P105    1,810     58,175 SOLE                 55,500             2,675
Nortel Networks      Common         665815106      824     58,643 SOLE                 57,486             1,157
Oracle Corp.         Common         68389X105      629     41,970 SOLE                 41,020               950
Pepsico, Inc.        Common         713448108    1,935     44,018 SOLE                 42,874             1,144
Pfizer, Inc.         Common         717081103   41,278  1,008,021 SOLE                911,898            96,123
Phillips Petroleum   Common         718507106   14,724    267,467 SOLE                240,567            26,900
PMI Group Inc.       Common         69344M101    1,139     17,525 SOLE                 16,425             1,100
Precision Castparts  Common         740189105      311      9,425 SOLE                  8,475               950
Proctor & Gamble     Common         742718109   13,830    220,929 SOLE                198,208            22,721
Providian Financial  Common         74406A102      546     11,124 SOLE                 10,024             1,100
Qualcomm Inc.        Common         747525103      882     15,575 SOLE                 15,575                 0
Quest Diagonstics    Common         74834L100      518      5,825 SOLE                  5,225               600
Ralston Purina Co.   Com Ral-Pur GP 751277302   15,891    510,157 SOLE                456,032            54,125
Reebok Intl. Ltd.    Common         758110100      342     13,775 SOLE                 12,400             1,375
Roslyn Bancorp       Common         778162107      224      9,950 SOLE                  8,950             1,000
Royal Dutch Petro.   NY reg Gld 1.25780257804      746     13,460 SOLE                 13,327               133
Safeway Stores       Common         786514208      213      3,855 SOLE                      0             3,855
Schering Plough      Common         806605101   30,291    829,200 SOLE                746,550            82,650
Schlumberger Ltd.    Common         806857108    9,909    172,008 SOLE                164,934             7,074
Sealed Air Corp.     Common         81211K100    1,293     38,800 SOLE                 38,500               300
SEI Investments Co   Common         784117103      362     11,600 SOLE                 10,450             1,150
Siebel Systems Inc.  Common         826170102    1,824     67,050 SOLE                 66,000             1,050
Solectron Corp.      Common         834182107      374     19,650 SOLE                 17,925             1,725
Sprint Corp. PCS Grp Com fon group  852061100   26,031  1,370,050 SOLE              1,227,350           142,700
Suiza Foods Corp.    Common         865077101    1,818     37,800 SOLE                 36,100             1,700
Sun Microsystems     Common         866810104      439     28,574 SOLE                 27,424             1,150
Sungard Data Systems Common         867363103      363      7,375 SOLE                  6,650               725
Target Corp.         Common         87612E106    2,140     59,325 SOLE                 56,543             2,782
Tellabs Inc.         Common         879664100   10,558    259,500 SOLE                231,700            27,800
Teradyne, Inc.       Common         880770102    7,224    218,910 SOLE                197,910            21,000
Thermo Electron      Common         883556102      297     13,200 SOLE                 11,875             1,325
Toys R Us, Inc.      Common         892335100    1,773     70,650 SOLE                 69,000             1,650
Tricon Global Rest.  Common         895953107      407     10,670 SOLE                  9,620             1,050
Tyco Intl. Ltd.      Common         902124106   22,332    516,595 SOLE                463,550            53,045
U S Bancorp.         Common         902973106   17,217    742,132 SOLE                650,986            91,146
United Technologies  Common         913017109    7,759    105,850 SOLE                 92,800            13,050
USG Corporation      Common         903293405    2,004    131,175 SOLE                127,075             4,100
Valero Energy Corp   Common         91913Y100      420     11,825 SOLE                 10,650             1,175
Veritas Software     Common         923436109    8,140    176,036 SOLE                160,552            15,484
Vishay Intertech.    Common         928298108      374     18,800 SOLE                 16,900             1,900
Walgreen Co.         Common         931422109   10,734    263,085 SOLE                242,560            20,525
Walmart Stores       Common         931142103    2,025     40,100 SOLE                 39,400               700
Washington Mutual    Common         939322103   33,407    610,175 SOLE                549,325            60,850
Waters Corporation   Common         941848103      327      7,050 SOLE                  6,350               700
Williams Co. Inc.    Common         969457100    1,415     33,025 SOLE                 31,325             1,700

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